Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	At March 31,
	2023	2022	2021
	€M	€M	€M
Accruals	1,276.6	953.0	887.3
Indirect tax and duties	720.4	485.6	96.7
Unearned revenue (contract liabilities)	2,786.5	1,554.2	290.9
	4,783.5	2,992.8	1,274.9

Contract liabilities comprise:	At March 31,
	2023	2022	2021
	€M	€M	€M
Opening contract liabilities	1,554.2	290.9	546.5
Revenue deferred during the year	11,343.0	5,648.4	1,248.0
Revenue recognized during the year	(10,110.7)	(4,385.1)	(1,503.6)
Closing contract liabilities	2,786.5	1,554.2	290.9

Schedule of indirect tax and duties

	At March 31,
	2023	2022	2021
	€M	€M	€M
PAYE (payroll taxes)	22.5	13.5	11.2
Other tax (principally air passenger duty in various countries)	697.9	472.1	85.5
	720.4	485.6	96.7